Available-for-sale equity securities (Tables)	12 Months Ended
Mar. 31, 2014
Available-for-sale equity securities
Schedule of Available-for-Sale Equity Securities
	March 31,
	2013	2014	2014
	RMB	RMB	US$

Life Corporation Limited - listed on Australian Securities Exchange	8,284	4,630	745
Cordlife Group Limited - listed on Singapore Exchange	80,120	139,617	22,459
Total listed equity securities, at market	88,404	144,247	23,204